CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

5. CASH AND CASH EQUIVALENTS

As of June 30, 2021 and December 31, 2020 the Company has $3,300,800 and $3,517,600, respectively, of cash and cash equivalents, which consists of $1,215,004 and $1,112,147, respectively, of cash in banks and $2,077,345 and $2,391,182, respectively, of time deposits placed with banks or other financial institutions and are all highly liquid investments with an original maturity of three months or less. The effective interest rate for the time deposits for ranged between 1.80% to 2.15% per annum for the three and six months ended June 30, 2021. The effective interest rate for the time deposits for ranged between 2.95% to 3.25% per annum for the three and six months ended June 30, 2020.

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)